Additional financial information	12 Months Ended
Dec. 31, 2022
Additional financial information
Additional financial information	Additional financial information
(a)Statements of income and other comprehensive income
For the years ended December 31, 2022 and 2021, three clients each accounted for more than 10% of our revenues, and for the year ended December 31, 2020, two clients each accounted for more than 10% of our revenues. TELUS Corporation, our controlling shareholder and largest client for the year ended December 31, 2022, accounted for approximately 17.3%, 16.1% and 19.6% of our revenue for the years ended December 31, 2022, 2021 and 2020, respectively. Our second largest client for the year ended December 31, 2022, a leading social media company, accounted for 15.0%, 17.7% and 15.6% of our revenue for the years ended December 31, 2022, 2021 and 2020, respectively. Our third largest client, Google, accounted for approximately 11.9%, 11.0% and 7.5% of our revenue for the years ended December 31, 2022, 2021 and 2020, respectively.
(b)Statements of financial position

As at December 31 (millions)	Note	2022	2021
Other long-term assets
Prepaid lease deposits and other		$20	$26
Other		7	7
		$27	$33
Accounts payable and accrued liabilities
Trade accounts payable		$39	$79
Accrued liabilities		111	75
Payroll and other employee-related liabilities		129	144
Share-based compensation liability		1	22
Other		10	16
		$290	$336
(c)Statements of cash flows—operating activities and investing activities

Years Ended December 31 (millions)	2022	2021	2020
Net change in non-cash operating working capital
Accounts receivable	$(26)	$(124)	$(30)
Due to and from affiliated companies, net	17	36	(13)
Prepaid expenses	6	(13)	8
Other long-term assets	6	1	(4)
Accounts payable and accrued liabilities	(27)	56	42
Income and other taxes receivable and payable, net	(1)	(10)	(7)
Other long-term liabilities	(1)	(15)	5
	$(26)	$(69)	$1
Cash payments for capital assets
Capital asset additions
Capital expenditures
Property, plant and equipment, excluding right-of-use assets	$(92)	$(93)	$(63)
Intangible assets	(12)	(8)	(11)
	(104)	(101)	(74)
Change in associated non-cash investing working capital	(1)	2	14
	$(105)	$(99)	$(60)
(d) Changes in liabilities arising from financing activities

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2022 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$941	$411	$(610)	$—	$—	$742
Lease liabilities	$215	$—	$(72)	$(7)	$100	$236
Deferred debt transaction costs	$(8)	$—	$(8)	$—	$2	$(14)
	$1,148	$411	$(690)	$(7)	$102	$964

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2021 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$1,568	$71	$(698)	$—	$—	$941
Lease liabilities	209	—	(67)	(3)	76	215
Deferred debt transaction costs	(11)	—	—	—	3	(8)
	$1,766	$71	$(765)	$(3)	$79	$1,148

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2020 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$336	$1,854	$(622)	$—	$—	$1,568
Other	—	—	(138)	—	138	—
Lease liabilities	189	—	(59)	12	67	209
Deferred debt transaction costs	(4)	—	—	—	(7)	(11)
	$521	$1,854	$(819)	$12	$198	$1,766